UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                               September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
              [ ] is a restatement. [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

     Name:         Nierenberg Investment Management Company, Inc.
     Address:      19605 NE 8th Street
                   Camas, WA 98607


                           13F File Number: 028-10859


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

                            Name:     David Nierenberg
                            Title:    President
                            Phone:    360-604-8600


        Signature, Place, and Date of Signing:

                           DAVID NIERENBERG
                           Camas, WA, November 14, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                     -1-
                                                ----------------
Form 13F Information Table Entry Total:               13
                                                ----------------
Form 13F Information Table Value Total:           $551,793
                                                ----------------
                                                   (thousands)


List of Other Included Managers:     1 - Nierenberg Investment Management
                                         Offshore, Inc.

Form 13F Information Table


COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4       COLUMN 5                COLUMN6   COLUMN 7       COLUMN 8

                          Title                 Value      SHS OR              PUT/    Invest.   Other          Voting Authority
Name of Issuer            of Class  Cusip     (x$1000)    PRN AMT    SH/PRN   CALL   Disc.(1)   Managers Sole       Shared     None
ASSET ACCEPTANCE
CAPITAL CORP              Common    04543P100      51,973   4,931,049  SH             defined    1        4,083,208    847,841

BROOKS AUTOMATION INC     Common    114340102      53,059   6,346,806  SH             defined    1        5,266,086  1,080,720

ELECTRO SCIENTIFIC
INDS INC                  Common    285229100      57,735   4,060,127  SH             defined    1        3,245,713    814,414

MEDCATH CORPORATION       Common    58404W109      53,952   3,010,711  SH             defined    1        2,452,545    558,166

METALLIC VENTURES
GOLD INC                  Common    591253109       2,929   9,447,861  SH             defined    1        7,335,886  2,111,975

METALLIC VENTURES
GOLD-WTS                  Common    591253109          6      371,700  SH             defined    1          353,980     17,720

MEXICAN RESTAURANTS INC   Common    59283R104       6,251   1,192,956  SH             defined    1          922,965    269,991

MOVE, INC                 Common    62458M108      54,495  25,705,339  SH             defined    1       21,200,193  4,505,146

NATCO GROUP INC.          Common    63227W203      48,430   1,205,338  SH             defined    1          973,542    231,796

NATUS MEDICAL INC         Common    639050103      98,794   4,359,845  SH             defined    1        3,402,217    957,628

RADISYS CORP              Common    750459109      38,899   4,523,163  SH             defined    1        3,721,987    801,176

REDWOOD TRUST INC         Common    758075402      35,593   1,637,980  SH             defined    1        1,354,195    283,785

SUPERIOR ENERGY
SERVICES INC              Common    868157108      49,675   1,595,209  SH             defined    1        1,303,475    291,734




(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.